Fair Value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value measurements [Abstract]
Schedule of derivative instruments
	2010	2011	2012
Freight Derivatives	$2.078	$390	$-41
Bunker Derivatives	5	-	-
	$2.083	$390	$-41

Vessel fair value

Details of the impairment charge for each vessel, as of December 31, 2011, are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11.500	-	30.754
Star Sigma	-	14.000	-	31.266
TOTAL		25.500		62.020

Details of the impairment charge for each vessel, as of December 31, 2012, are noted in the table below.

Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14.000	-	45.838
Star Delta	-	12.000	-	35.836
Star Epsilon	-	13.000	-	36.756
Star Gamma	-	14.000	-	36.033
Star Kappa	-	13.500	-	39.115
Star Omicron	-	17.750	-	39.841
Star Theta	-	15.000	-	36.784
Star Zeta	-	15.250	-	29.811
Star Sigma	-	9.000	-	3.205
TOTAL	-	123.500	-	303.219